UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09463

        Nuveen Ohio Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         10/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
	October 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.7% (2.9% of Total Investments)
$ 2,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	$1,941,660
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
1,025	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	1,024,969
	Series 2002, 5.375%, 5/15/33

3,025	Total Consumer Staples			2,966,629

	Education and Civic Organizations – 14.3% (8.7% of Total Investments)
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Euclid Avenue Housing	8/15 at 100.00	AAA	1,217,798
	Corporation – Fenn Tower Project, Series 2005, 5.000%, 8/01/23 – AMBAC Insured
700	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	708,547
	2006, 5.000%, 7/01/41
2,650	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A2	2,704,511
	2002, 5.000%, 5/01/22
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	498,555
	2005, 5.000%, 12/01/24
2,000	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	AAA	2,088,220
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
1,760	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%,	6/14 at 100.00	AAA	1,863,013
	12/01/20 – MBIA Insured

8,775	Total Education and Civic Organizations			9,080,644

	Health Care – 14.5% (8.8% of Total Investments)
	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project,
	Series 2006K:
2,100	5.000%, 5/15/31 – FGIC Insured (UB)	5/16 at 100.00	AAA	2,166,959
1,690	4.375%, 5/15/32 – FGIC Insured (UB)	5/16 at 100.00	AAA	1,582,669
1,100	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	AA–	1,196,547
	6.000%, 1/01/32
1,950	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	AAA	2,017,626
	5.375%, 11/15/29 – AMBAC Insured
330	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	335,095
	Inc., Series 2006, 5.250%, 5/15/21
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,012,450
	5.000%, 5/01/30
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	352,745
	Obligated Group, Series 2000B, 6.375%, 11/15/30
500	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	505,005
	5.250%, 11/15/36

9,005	Total Health Care			9,169,096

	Housing/Multifamily – 8.5% (5.2% of Total Investments)
350	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	356,293
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
2,885	Ohio Housing Finance Agency, FHA-Insured Mortgage Revenue Bonds, Asbury Woods Project, Series	4/11 at 102.00	Aa2	2,989,118
	2001A, 5.450%, 4/01/26
	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna
	Homes, Series 2006M:
310	4.450%, 10/01/09 (Alternative Minimum Tax)	No Opt. Call	Aaa	311,454
340	4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	AAA	322,799
415	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Warren Heights Project, GNMA	No Opt. Call	Aaa	416,137
	Collateralized, Series 2007, 5.100%, 11/20/48 (Alternative Minimum Tax)
1,000	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, CAllis Tower Apartments	9/17 at 102.00	AAA	991,020
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)

5,300	Total Housing/Multifamily			5,386,821

	Housing/Single Family – 2.8% (1.7% of Total Investments)
340	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	352,631
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
870	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	902,007
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
45	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	45,356
	Revenue Bonds, Series 2000F, 5.625%, 9/01/16
500	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	494,135
	9/01/31 (Alternative Minimum Tax)

1,755	Total Housing/Single Family			1,794,129

	Industrials – 4.8% (3.0% of Total Investments)
380	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	N/R	374,946
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
880	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	B+	871,394
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,134,100
	Series 1992, 6.450%, 12/15/21
700	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	690,116
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

2,960	Total Industrials			3,070,556

	Long-Term Care – 2.7% (1.6% of Total Investments)
1,800	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities	1/17 at 100.00	BBB	1,703,556
	Project, Series 2006A, 5.000%, 1/01/37

	Tax Obligation/General – 31.2% (19.0% of Total Investments)
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aaa	1,557,930
	2005, 5.000%, 12/01/30 – FSA Insured
400	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	156,916
	0.000%, 12/01/27 – FSA Insured
500	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	528,095
1,355	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,430,189
2,550	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%,	6/17 at 100.00	AAA	2,653,326
	12/01/34 – FSA Insured (UB)
430	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	AAA	450,636
	5.000%, 12/01/30 – FGIC Insured
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	1,052,918
	2006, 5.000%, 12/01/25 – FSA Insured
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aa1	208,736
	Series 2007, 5.000%, 12/01/31
2,000	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A,	2/11 at 100.00	AA+	2,071,060
	5.000%, 2/01/20
1,275	Sycamore Community School District, Hamilton County, Ohio, Unlimited Tax General Obligation	12/09 at 101.00	AAA	1,313,594
	School Improvement Bonds, Series 1999, 5.000%, 12/01/23 – MBIA Insured
2,415	Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005, 5.000%,	12/14 at 100.00	Aaa	2,507,495
	12/01/28 – FSA Insured
1,485	West Chester Township, Butler County, Ohio, Various Purpose Limited Tax General Obligation	11/11 at 101.00	Aaa	1,604,424
	Refunding Bonds, Series 2001, 5.500%, 12/01/17 – AMBAC Insured

15,115	Total Tax Obligation/General			15,535,319

	Tax Obligation/Limited – 15.5% (9.5% of Total Investments)
2,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	AAA	2,077,360
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
1,415	5.000%, 12/01/21 – FGIC Insured	6/14 at 100.00	AAA	1,478,222
1,000	5.000%, 12/01/33 – FGIC Insured	6/14 at 100.00	AAA	1,024,510
2,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	Aaa	2,082,140
	AMBAC Insured
345	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	360,408
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AAA	1,043,690
	Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured
950	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	250,544
	0.000%, 7/01/35 – AMBAC Insured
1,400	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	1,508,920
	6.375%, 10/01/19

10,110	Total Tax Obligation/Limited			9,825,794

	Transportation – 3.3% (2.0% of Total Investments)
2,000	Ohio Turnpike Commission, Revenue Bonds, Series 2001A, 5.500%, 2/15/26	2/11 at 100.00	AA	2,092,100

	U.S. Guaranteed – 48.5% (29.6% of Total Investments) (4)
1,000	Bay Village City School District, Ohio, General Obligation Unlimited Tax School Improvement	12/10 at 100.00	Aa2 (4)	1,045,390
	Bonds, Series 2001, 5.000%, 12/01/25 (Pre-refunded 12/01/10)
1,700	Cincinnati, Ohio, Water System Revenue Bonds, Series 2001, 5.125%, 12/01/21	6/11 at 100.00	AA+ (4)	1,792,514
	(Pre-refunded 6/01/11)
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,116,840
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – FSA Insured
1,965	Franklin County, Worthington, Ohio, Various Purpose Unlimited Tax General Obligation Bonds,	12/11 at 100.00	AA (4)	2,104,377
	Series 2001, 5.375%, 12/01/21 (Pre-refunded 12/01/11)
1,470	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 101.00	BBB (4)	1,513,571
	1999A, 5.750%, 10/01/19 (Pre-refunded 10/01/08)
1,000	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,100,030
	5.250%, 12/01/16 (Pre-refunded 12/01/14) – FSA Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,108,840
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) –
	FGIC Insured
910	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/18	12/10 at 101.00	AAA	972,699
	(Pre-refunded 12/01/10) – AMBAC Insured
1,000	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School	12/09 at 100.00	AAA	1,036,370
	Building Construction Bonds, Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) –
	FGIC Insured
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	Aaa	1,077,830
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
1,000	Nordonia Hills City School District, Ohio, School Improvement Bonds, Series 2000, 5.450%,	12/10 at 101.00	AAA	1,067,450
	12/01/25 (Pre-refunded 12/01/10) – AMBAC Insured
2,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2001,	11/11 at 101.00	AA (4)	2,143,680
	5.200%, 11/01/26 (Pre-refunded 11/01/11)
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/10 at 101.00	AAA	1,068,900
	2000, 5.500%, 12/01/25 (Pre-refunded 12/01/10) – AMBAC Insured
1,900	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AAA	2,080,500
	Bonds, Series 2004A, 5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured
	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement
	Bonds, Series 1998:
2,250	5.250%, 11/01/13 (Pre-refunded 11/01/08)	11/08 at 101.00	A– (4)	2,310,435
2,000	5.375%, 11/01/29 (Pre-refunded 11/01/08)	11/08 at 101.00	N/R (4)	2,056,160
2,000	Puerto Rico Municipal Finance Agency, Series 1999A, 6.000%, 8/01/16 (Pre-refunded 8/01/09) –	8/09 at 101.00	AAA	2,108,280
	FSA Insured
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	725,941
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
2,735	University of Cincinnati, Ohio, General Receipts Bonds, Series 2002F, 5.375%, 6/01/19	6/12 at 100.00	A+ (4)	2,944,939
	(Pre-refunded 6/01/12)
400	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose	6/11 at 100.00	AAA	420,100
	General Obligation Bonds, Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) – MBIA Insured

28,995	Total U.S. Guaranteed			30,794,846

	Utilities – 8.9% (5.4% of Total Investments)
1,440	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	Aaa	1,522,411
	Series 2002, 5.250%, 2/15/17 – MBIA Insured
2,000	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	5/09 at 101.00	AAA	2,051,480
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
1,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	AAA	1,042,910
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/21 – AMBAC Insured
1,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	1,008,450
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

5,440	Total Utilities			5,625,251

	Water and Sewer – 4.2% (2.6% of Total Investments)
175	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	Aaa	182,817
	AMBAC Insured
2,375	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance	12/13 at 100.00	Aaa	2,481,828
	Program, Series 2003, 5.000%, 12/01/23 – MBIA Insured

2,550	Total Water and Sewer			2,664,645

$ 96,830	Total Investments (cost $97,052,040) – 157.2%			99,709,386

	Floating Rate Obligations – (6.7)%			(4,220,000)

	Other Assets Less Liabilities – (1.7)%			(1,048,175)

	Preferred Shares, at Liquidation Value – (48.9)%			(31,000,000)

	Net Assets Applicable to Common Shares – 100%			$63,441,211

Forward Swaps outstanding at October 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Morgan Stanley	$1,100,000	Pay	3-Month USD-LIBOR	5.227%	Semi-Annually	2/21/08	2/21/30	$(15,450)
Royal Bank of Canada	1,500,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	47,295

								$ 31,845

USD-LIBOR – (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index

The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or
Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At October 31, 2007, the cost of investments was $92,728,023.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$3,235,678
Depreciation	(475,600)

Net unrealized appreciation (depreciation) of investments	$2,760,078

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2007

* Print the name and title of each signing officer under his or her signature.